Other Assets - Narrative (Details) - Supplemental Executive Retirement Plan - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Plan assets, noncurrent	$ 143	$ 130
ITC
Schedule of Investments [Line Items]
Plan assets, noncurrent	$ 72	$ 66